PIMCO Emerging Markets Currency and Short-Term Investments Fund Annual Fund Operating Expenses - PIMCO Emerging Markets Currency and Short-Term Investments Fund	Oct. 01, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.00%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.10%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.40%

[1]	“Other Expenses” include interest expense of 0.15%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.85%, 0.95% and 1.25% for Institutional Class, I-2 and Class A shares, respectively.